Segment Reporting (Tables) - Vaso Corporation and Subsidaries [Member]	12 Months Ended
Dec. 31, 2023
Segment Reporting (Tables) [Line Items]
Schedule of Financial Information	There are no intersegment revenues. Summary financial information for the segments is set forth below:
	(in thousands)
	Year ended December 31,
	2023	2022
Revenues from external customers
IT	$40,371	$40,100
Professional sales service	37,820	36,621
Equipment	2,833	2,573
Total revenues	$81,024	$79,294

Gross Profit
IT	$17,659	$16,229
Professional sales service	30,799	29,709
Equipment	2,135	1,964
Total gross profit	$50,593	$47,902

Operating income (loss)
IT	$(466)	$(1,620)
Professional sales service	7,195	9,520
Equipment	(451)	(180)
Corporate	(2,083)	(1,266)
Total operating income	$4,195	$6,454

Depreciation and amortization
IT	$869	$1,692
Professional sales service	84	33
Equipment	46	198
Corporate	—	—
Total depreciation and amortization	$999	$1,923

Capital expenditures
IT	$357	$406
Professional sales service	87	125
Equipment	287	34
Corporate	—	1
Total cash capital expenditures	$731	$566
	December 31, 2023	December 31, 2022
Identifiable Assets
IT	$22,425	$22,201
Professional sales service	18,955	20,674
Equipment	7,114	6,957
Corporate	27,263	21,813
Total assets	$75,757	$71,645

Schedule of Geographic Areas

Our revenues were derived from the following geographic areas:

	(in thousands)
	Year ended December 31,
	2023	2022
Domestic (United States)	$78,843	$77,062
Non-domestic (foreign)	2,181	$2,232
	$81,024	$79,294